Note 7 - Accrued Interest Receivable	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Accrued Interest Receviable [Text Block]
NOTE
7
Accrued Interest Receivable
Accrued interest receivable at
December 31
is summarized as follows:

(Dollars in thousands)	2019	2018
Securities available for sale	$378	381
Loans receivable	1,873	1,975
	$2,251	2,356